Note 2 - Summary of significant accounting policies: Fair value measurements (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Fair value measurements

Fair value measurements

Fair value is defined as the price that would be received for an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. When determining the fair value measurements for assets and liabilities, we consider the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The following summarizes the three levels of inputs required to measure fair value, of which the first two are considered observable and the third is considered unobservable:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value for certain assets and liabilities such as cash, restricted cash, accounts and notes receivable, prepayments, other receivables, and other current assets, short-term loans, accounts payable, contract liabilities, accrued expenses and other payables, and tax payables have been determined to approximate carrying amounts due to the short maturities of these instruments. The Company believes that its long-term loan from a bank approximates the fair value based on current yields for debt instruments with similar terms. Warrants were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy. The Company and its subsidiaries did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of December 31, 2025 and 2024.